Acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Acquisition Activity

The number of acquisitions completed, and the related consideration in the three and six months ended June 30, 2025 and 2024 are as follows:

	Three months ended June 30,		Six months ended June 30,
Number of transactions	2025	2024	2025	2024
Businesses acquired	-	-	1	2
Investments in businesses	5	2	7	4
Asset acquisitions	-	1	-	1
	5	3	8	7

	Three months ended June 30,		Six months ended June 30,
Total consideration	2025	2024	2025	2024
Businesses acquired, net of cash	-	-	585	438
Investments in businesses	18	3	28	9
Asset acquisitions	-	15	-	15
Deferred and contingent consideration payments	6	1	17	5
	24	19	630	467

Summary of Brief Description of the Most Significant Acquisition

The following provides a brief description of the most significant acquisitions completed in the six months ended June 30, 2025 and 2024:

Date	Company	Acquiring Segments	Description
January 2025	cPaperless, LLC ("SafeSend")	Tax & Accounting Professionals

A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.

January 2024	Pagero Group AB (publ) (“Pagero”)	Corporates	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
January 2024	World Business Media Limited ("The Insurer")	Reuters News	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.

Summary of Net Assets Acquired

The details of net assets acquired, including purchase price adjustments are as follows:

Six months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024
SafeSend		Pagero	Other	Total
Cash and cash equivalents	14	10	2	12
Trade receivables	11	21	3	24
Prepaid expenses and other current assets	2	6	1	7
Current assets	27	37	6	43
Property and equipment	1	8	-	8
Computer software	225	255	-	255
Other identifiable intangible assets	38	30	18	48
Equity method investments	-	45	-	45
Other non-current assets	1	4	-	4
Total assets	292	379	24	403
Payables and accruals	(4)	(39)	(1)	(40)
Current taxes payable	-	(1)	(1)	(2)
Deferred revenue	(16)	(17)	(5)	(22)
Other financial liabilities	-	(2)	(6)	(8)
Current liabilities	(20)	(59)	(13)	(72)
Long-term indebtedness	-	(48)	-	(48)
Provisions and other non-current liabilities	-	(1)	-	(1)
Other financial liabilities	(1)	(14)	(11)	(25)
Deferred tax	(56)	(33)	(5)	(38)
Total liabilities	(77)	(155)	(29)	(184)
Net assets acquired	215	224	(5)	219
Goodwill	384	573	46	619
Total	599	797	41	838
Businesses acquired, net of cash	585	399	39	438
Non-controlling interests	-	388	-	388